Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of movements for the warrants outstanding

	2024		2023
		Weighted		Weighted
	Number of	average	Number of	average
	Warrants	exercise price	Warrants	exercise price
		$		$
Balance – Beginning of year	26,958,699	12.93	24,046,640	17.86
Issued – 2024 brokered private placement	31,946,366	4.17	—	—
Issued – 2024 non-brokered private placement	19,163,410	4.07	—	—
Issued – Bought deal financing	—	—	7,841,850	8.55
Warrants expired	—	—	(4,929,791)	30.00
Balance – End of year	78,068,475	7.17	26,958,699	12.93

Schedule of outstanding warrants with maturity dates and exercise terms

The outstanding warrants have the following a maturity dates and exercise terms:

Placement	Maturity	Number of Warrants	Exercise Price(i)
2022 Brokered private placement(ii)	02-Mar-27	7,752,916		$14.75
2022 Non-brokered private placement(ii)	27-May-27	11,363,933	US$	10.70
2023 Bought deal financing	02-Mar-26	7,841,850		$8.55
2024 Non-brokered private placement	01-Oct-29	19,163,410	US$	3.00
2024 Brokered private placement	01-Oct-29	31,946,366	US$	3.00

(i)	Exercise price of warrants issued in connection with the 2022 non-brokered private placement and 2024 non-brokered and brokered private placements are in USD.
(ii)	On March 17, 2023, the Company received the required approvals to reduce the exercise price of the common share purchase warrants issued in 2022 under the brokered and non-brokered private placements. The exercise price to purchase one additional common share was reduced from $22.80 to $14.75 for the brokered private placement and from US$18.00 to US$10.70 for the non-brokered private placements. The increase in fair value of the amended share purchase warrants classified as equity instruments was estimated to $4.5 million and recorded directly in the Deficit, considering the fair value of the original warrants left at the date of the modification, using the Black-Scholes option pricing model based on the following assumptions:

Summary of assumptions used to determine warrants exercisable

Dividend per share	—
Expected volatility	66%
Risk-free interest rate	2.9%
Expected life	4 years
Share price	$6.20

Schedule of Capital Management

	2024	2023
	($)	($)
Long-term debt	45,817	16,923
Total equity	570,629	585,188
Balance – End of year	616,446	602,111

2024 Brokered private placement
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of assumptions used to determine warrants exercisable

Dividend per share	—
Expected volatility(i)	81%
Risk-free interest rate	4.3%
Expected life	4.9 years
Exercise price (USD)	$3.00
Share price (USD)	$1.58
(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.

2024 Non-brokered private placement.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of assumptions used to determine warrants exercisable

Dividend per share	—
Expected volatility(i)	81%
Risk-free interest rate	3.7%
Expected life	5.0 years
Exercise price (USD)	$3.00
Share price (USD)	$2.13

(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.